April 26, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Tax-Managed Funds (the Trust)
File No. 33-53683

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Nathan M. Will
Associate Counsel
The Vanguard Group, Inc.

cc: Brion Thompson, Esq.
Bo J. Howell, Esq.
U.S. Securities and Exchange Commission